Technology and development expenses - Disclosure Of Detailed Information About Technology And Development Expenses Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	$ 13,298	$ 7,380	$ 25,422	$ 14,147
Salaries And Wages [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	6,798	4,288	13,423	7,529
Computer software [member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	3,112	1,557	5,008	3,032
Infrastructure Expenses [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	2,304	905	3,871	1,900
Information And Technology Security Expenses [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	366	24	1,116	274
Other Technology Expenses [Member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Research and development expense	$ 718	$ 606	$ 2,004	$ 1,412